Offerings - Offering: 1	Jun. 30, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	0.9521
Maximum Aggregate Offering Price	$ 1,904,200.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 262.97
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's common stock, par value $0.0001 per share (the "Common Stock") that become issuable under the Registrant's 2021 Omnibus Equity Incentive Plan, as amended (the "2021 Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant's receipt of consideration which results in an increase in the number of the outstanding shares of Common Stock. Includes 2,000,000 additional shares of Common Stock, available for issuance under the 2021 Plan, as approved by the Registrant's Board of Directors on April 16, 2026 and the Registrant's stockholders on June 30, 2026. Estimated in accordance with Rule 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $0.9521 per share, which is the average of the high and low prices of the Registrant's Common Stock as reported on the Nasdaq Capital Market on June 29, 2026. The Registrant does not have any fee offsets.